Segment information (Details) € in Thousands	3 Months Ended		6 Months Ended		8 Months Ended	10 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€) store item	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 segment item	Apr. 22, 2025 segment
Segment information
Number of operating segments | segment					3	2
Number of major brands included in portfolio | item	5		5		5
Number of retail stores | store			2
Net sales	€ 646,920	€ 222,985	€ 1,220,421	€ 424,685
Segment EBITDA	1,900	1,386	(69,500)	(21,523)
Depreciation and amortization	(12,348)	(3,929)	(23,857)	(11,057)
Finance income (costs), net	(1,867)	(1,953)	(2,972)	(3,174)
Income tax expense	(358)	(193)	(2,927)	7,542
Net loss from continuing operations	(12,644)	(4,689)	(99,238)	(28,211)
Luxury Mytheresa Segment
Segment information
Net sales		222,985		424,686
Segment EBITDA		16,178		19,102
Operating segments | Luxury Mytheresa Segment
Segment information
Net sales	242,700		469,100
Segment EBITDA	22,600		30,500
Operating segments | Online
Segment information
Net sales		218,911		416,927
Segment EBITDA		20,450		25,800
Operating segments | Retail Store
Segment information
Net sales		4,074		7,759
Segment EBITDA		1,387		2,461
Operating segments | Luxury NAP & MRP
Segment information
Net sales	277,100		489,300
Segment EBITDA	(1,900)		(12,200)
Operating segments | Off Price
Segment information
Net sales	125,300		243,900
Segment EBITDA	(7,500)		(26,600)
Operating segments | Other
Segment information
Net sales	1,800		21,000
Segment EBITDA	300		3,500
Reconciliation
Segment information
Net sales			(2,900)
Segment EBITDA	(11,500)		(64,700)
Elimination of corporate costs and adjustments
Segment information
Segment EBITDA		(14,792)		(40,625)
Other transaction-related, certain legal and other expenses	11,765	9,645	53,739	30,983
IPO related Share-based compensation expenses		5,147		9,642
Foreign exchange gains, net	3,795
Foreign exchange losses, net			(3,914)
Share-based payment	3,531		7,004
Elimination of corporate costs and adjustments | Luxury Mytheresa Segment
Segment information
Segment EBITDA		(5,659)		(9,159)
Corporate administrative expenses		€ 5,659		€ 9,159
Elimination of intersegment amounts
Segment information
Net sales	€ 0		€ (2,858)